Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value of Financial Instruments
Schedule of summary of the carrying amounts and fair values of financial instruments

			December 31, 2020
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2020		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$19,235	$19,235	$19,235	$—	$—
Federal funds sold and overnight interest-bearing deposits	161,128	161,128	161,128	—	—
Certificates of deposit in other banks	9,376	9,376	9,376	—	—
Available for sale securities	198,030	198,030	2,798	195,232	—
Other investment securities	6,353	6,353	32	6,321	—
Loans, net	1,268,854	1,288,677	—	—	1,288,677
Loans held for sale	5,099	5,279	—	—	5,279
Cash surrender value - life insurance	2,451	2,451	—	2,451	—
Accrued interest receivable	6,640	6,640	6,640	—	—
Total	$1,677,166	$1,697,169	$199,209	$204,004	$1,293,956
Liabilities:
Deposits:
Non-interest bearing demand	$382,492	$382,492	$382,492	$—	$—
Savings, interest checking and money market	723,808	723,808	723,808	—	—
Time deposits	277,306	279,569	—	—	279,569
Federal funds purchased and securities sold under agreements to repurchase	45,154	45,154	45,154	—	—
Federal Home Loan Bank advances and other borrowings	106,674	110,121	—	110,121	—
Subordinated notes	49,486	40,929	—	40,929	—
Operating lease liabilities	2,137	2,137		2,137
Accrued interest payable	837	837	837	—	—
Total	$1,587,894	$1,585,047	$1,152,291	$153,187	$279,569

			December 31, 2019
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2019		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$22,576	$22,576	$22,576	$—	$—
Federal funds sold and overnight interest-bearing deposits	55,545	55,545	55,545	—	—
Certificates of deposit in other banks	10,862	10,862	10,862	—	—
Available-for-sale securities	175,093	175,093	995	174,098	—
Other investment securities	5,808	5,808	13	5,795	—
Loans, net	1,156,320	1,148,339	—	—	1,148,339
Loans held for sale	428	435	—	—	435
Cash surrender value - life insurance	2,398	2,398	—	2,398	—
Accrued interest receivable	6,481	6,481	6,481	—	—
	$1,435,511	$1,427,537	$96,472	$182,291	$1,148,774
Liabilities:
Deposits:
Non-interest bearing demand	$261,166	$261,166	$261,166	$—	$—
Savings, interest checking and money market	614,331	614,331	614,331	—	—
Time deposits	311,024	311,489	—	—	311,489
Federal funds purchased and securities sold under agreements to repurchase	27,272	27,272	27,272	—	—
Federal Home Loan Bank advances and other borrowings	96,919	97,833	—	97,833	—
Subordinated notes	49,486	43,640	—	43,640	—
Operating lease liabilities	2,224	2,224	—	2,224	—
Accrued interest payable	1,136	1,136	1,136	—	—
	$1,363,558	$1,359,091	$903,905	$143,697	$311,489